Summary of Significant Accounting Policies - Additional Information (Details) - Accounting Standards Update 2016-13 [Member]	Jun. 30, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2023